Organization and Significant Accounting Policies - Narrative (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) director	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage (as percent)		100.00%
Goodwill and intangible asset impairment | $	$ 0
Advertising costs | $		$ 83,100,000	$ 53,700,000	$ 27,200,000
Equity awards vested percentage after first year		25.00%
Equity awards vested percentage after second year		25.00%
Equity awards vested percentage after third year		50.00%
Number of trading days		20 days
Share-Based Payment Arrangement, Option
Summary Of Significant Accounting Policies [Line Items]
Vesting period		3 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Weighted average useful life of finite-lived intangible assets		2 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Weighted average useful life of finite-lived intangible assets		13 years
AICF Funding
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage (as percent)		0.00%
AICF Funding
Summary Of Significant Accounting Policies [Line Items]
Number of directors appointed by Company | director		3
AICF Funding | New South Wales, Australia
Summary Of Significant Accounting Policies [Line Items]
Number of directors appointed by NSW government | director		2